As filed with the U.S. Securities and Exchange Commission on May 19, 2020

Securities Act File No. 333-224371 Investment Company Act File No. 811-23339

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 30

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

(Check appropriate box or boxes)

BLACKROCK FUNDS V

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK FUNDS V

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:	Janey Ahn, Esq.
Margery K. Neale, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	55 East 52nd Street
787 Seventh Avenue	New York, New York 10055
New York, New York 10019-6099

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

on (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value, $0.001 per share.

This filing relates solely to BlackRock Inflation Protected Bond Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 19, 2020.

BLACKROCK FUNDS V (Registrant)

on behalf of BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	May 19, 2020
(Principal Executive Officer)
(John M. Perlowski)
/s/ NEAL J. ANDREWS	Chief Financial Officer	May 19, 2020
(Principal Financial and Accounting Officer)
(Neal J. Andrews)
MICHAEL J. CASTELLANO*	Trustee

(Michael J. Castellano)
RICHARD E. CAVANAGH*	Trustee

(Richard E. Cavanagh)
CYNTHIA L. EGAN*	Trustee

(Cynthia L. Egan)
FRANK J. FABOZZI*	Trustee

(Frank J. Fabozzi)
R. GLENN HUBBARD*	Trustee

(R. Glenn Hubbard)
W. CARL KESTER*	Trustee

(W. Carl Kester)
CATHERINE A. LYNCH*	Trustee

(Catherine A. Lynch)

KAREN P. ROBARDS*	Trustee

(Karen P. Robards)
ROBERT FAIRBAIRN*	Trustee

(Robert Fairbairn)
*By: /s/ JANEY AHN	May 19, 2020

(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Cayman Inflation Protected Bond Portfolio, Ltd. has duly caused this Registration Statement of BlackRock Funds V, with respect only to information that specifically relates to Cayman Inflation Protected Bond Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 19, 2020.

CAYMAN INFLATION PROTECTED BOND PORTFOLIO,

LTD.

By:	/s/ JOHN M. PERLOWSKI

(John M. Perlowski,

Director)

This Registration Statement of BlackRock Funds V, with respect only to information that specifically relates to Cayman Inflation Protected Bond Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, Cayman Inflation Protected Bond	May 19, 2020
Portfolio, Ltd.
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Director, Cayman Inflation Protected Bond	May 19, 2020
(Neal J. Andrews)	Portfolio, Ltd.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX.101-INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase